Related Parties (Details) $ / shares in Units, $ in Thousands	Mar. 18, 2025 $ / shares shares	Aug. 04, 2024 USD ($)	Aug. 04, 2024 ILS (₪)	Aug. 04, 2024 ILS (₪)
Related Parties [Line Items]
Annual bonus		$ 32,900		₪ 120,000
Chief Executive Officer [Member] | Mr. Yossef Balucka [Member]
Related Parties [Line Items]
Options to purchase shares of common stock | shares	40,000
Stock option exercise price increase | $ / shares	$ 5.25
Options expire term	6 years
Chief Executive Officer [Member] | Share Based Arrangement [Member] | Mr. Yossef Balucka [Member]
Related Parties [Line Items]
Vesting percentage	33.00%
Chief Technical Officer [Member] | Mr. Vadim Maor [Member]
Related Parties [Line Items]
Options to purchase shares of common stock | shares	20,000
Stock option exercise price increase | $ / shares	$ 5.25
Options expire term	6 years
Chief Technical Officer [Member] | Share Based Arrangement [Member] | Mr. Vadim Maor [Member]
Related Parties [Line Items]
Vesting percentage	33.00%
Director [Member] | Ms. Keren Gousman Golan [Member]
Related Parties [Line Items]
Options to purchase shares of common stock | shares	4,800
Stock option exercise price increase | $ / shares	$ 5.25
Options expire term	6 years
Director [Member] | Share Based Arrangement [Member] | Ms. Keren Gousman Golan [Member]
Related Parties [Line Items]
Vesting percentage	33.00%
Chief Financial Officer [Member] | Mr. Shlomo Zakai [Member]
Related Parties [Line Items]
Options to purchase shares of common stock | shares	2,000
Stock option exercise price increase | $ / shares	$ 5.25
Chief Financial Officer [Member] | Share Based Arrangement [Member] | Mr. Shlomo Zakai [Member]
Related Parties [Line Items]
Vesting percentage	33.00%
Managing Director [Member] | Mrs. Alexandra Papaconstantinou [Member]
Related Parties [Line Items]
Options expire term	6 years
Minimum [Member]
Related Parties [Line Items]
Monthly fee		8,200	₪ 30,000
Maximum [Member]
Related Parties [Line Items]
Monthly fee		$ 11,000	₪ 40,000